Net income (loss) per share and net income (loss) attributable to ordinary shareholders - Schedule of antidilutive securities excluded from computation of earnings per share (Details)	12 Months Ended
Dec. 31, 2021 shares
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted share units	321,378